EARNINGS/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of the numerator for the calculation of basic and diluted EPS:
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted, basic	$ (154,198)	$ (97,568)	$ (168,672)
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted, diluted	(154,198)	(97,568)	(168,672)
Net income/(loss) from discontinued operations, basic	568,049	(175,989)	(43,284)
Net income/(loss) from discontinued operations, diluted	$ 568,049	$ (175,989)	$ (43,284)
Basic and diluted loss per share:
Weighted average number of common shares outstanding, basic (in shares)	108,208	96,983	100,659
Weighted average number of common shares outstanding, diluted (in shares)	108,208	96,983	100,659
Earnings Per Share, Basic and Diluted [Abstract]
Dilutive loss per share from continuing operations (in USD per share)	$ (1.43)	$ (1.01)	$ (1.68)
Basic loss per share from continuing operations (in USD per share)	(1.43)	(1.01)	(1.68)
Diluted earnings/(loss) per share from discontinued operations (in USD per share)	5.25	(1.81)	(0.43)
Basic earnings/(loss) per share from discontinued operations (in USD per share)	$ 5.25	$ (1.81)	$ (0.43)